RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Interest expense and other financing costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES
Interest and amortized issuance costs and modification losses relating to debentures and term loans	$ 47,304	$ 38,428
Early redemption premium relating to 2021 debentures	0	3,963
Amortization of deferred financing costs and other interest expense and charges	5,784	3,870
Interest expense related to lease obligations	1,549	1,572
Interest expense and other finance costs	54,637	47,833
Less: capitalized interest	(3,670)	(607)
Interest expense and other finance costs	$ 50,967	$ 47,226